Accounts payable and accrued liabilities - Disclosure of accounts payable and accrued liabilities (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Trade and other current payables [abstract]
Trade payable	$ 367,128	$ 2,292,954
Accrued liabilities	1,189,678	1,045,409
Salary, bonus and vacation payable	93,070	1,116,203
Interest payable	0	4,915
Total	$ 1,649,876	$ 4,459,481